Contract Assets and Contract Liabilities	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Contract Assets and Contract Liabilities
21.	CONTRACT ASSETS AND CONTRACT LIABILITIES

(a)	Contract assets:

	2019	2020
Contract assets from bundle sales of mobile handsets and provision of service, net of allowance	1,856	832
Others	47	94

Sub-total	1,903	926
Less: Current portion	(1,308)	(823)

	595	103

The Group offers preferential packages to the customers which include the bundle sales of mobile handsets and provision of service. The total contract consideration of such preferential packages is allocated to service revenue and sales of handsets based on their standalone selling prices. The revenue relating to the sale of the handsets is recognized when the titles are passed to the customers and the consideration allocated to the sales of mobile handsets is gradually received during the contract period when the customers pay the monthly package fee.
(b)	Contract liabilities

	Note	2019	2020
Advances received from customers for future services	(i)	39,498	41,537
Others		1,150	1,104

		40,648	42,641

(i)
Contract liabilities primarily arises from relates to the considerations received from customers before the Group satisfying performance obligations. It would be recognized as revenue upon the rendering of services. Almost all of the contract liability balance as of December 31, 2018 and 2019 was recognized as revenue for the year ended December 31, 2019 and 2020.